Exceptional items (Tables)	12 Months Ended
Mar. 31, 2023
Analysis of income and expense [abstract]
Disclosure of Exceptional Items
Exceptional items consist of items which the board considers as not directly related to ordinary business operations and which are not included in the assessment of management performance and can be analyzed as follows:

(EUR thousand)		For the financial year ended March 31
Exceptional items	Notes	2023	2022	2021
Business restructuring expenses		(4,446)	(1,980)	(10,340)
Corporate restructuring expenses		(2,764)	(475)	(253,430)
Directors' fee		(141)	(160)	(218)
Impairment		(3,355)	(2,846)	(3,866)
Net sales of assets (loss)		(365)	(23)	(294)
Share-based payment transactions and related other expenses	24	(10,419)	(7,050)	(2,336)
Change in fair value of warrants and put options	26, 40	11,070	15,583	(13,692)
Other exceptional items		(2,394)	8,124	(2,066)
Total		(12,814)	11,173	(286,242)